Reverse Recapitalization	3 Months Ended
Sep. 30, 2024
Reverse Recapitalization [Abstract]
Reverse recapitalization

Note 4 — Reverse recapitalization

Upon the consummation of the Business Combination, the following transactions were completed, based on the Company’s capitalization as of September 26, 2024:

(i)     All 70,721 shares of Class A common stock of ACAC (“ACAC public shares”), net of redemption of 1,744,663 ACAC public shares at $11.75 per share, and all 2,156,250 shares of Class B common stock of ACAC (“ACAC private shares”), were converted on a one-for-one basis into the Company’s Common Stock.

(ii)    43,125 shares of the Company’s Common Stock were issued to ACAC’s underwriter, EF Hutton LLC, in connection with the Business Combination.

(iii)   All issued and outstanding shares of Old Foxx common stock were cancelled in exchange for the rights for Old Foxx stockholders, including the holders of Old Foxx’s convertible promissory notes upon the conversion of the convertible promissory notes and their interests into Old Foxx common stock immediately prior to Closing (see Note 14), to receive such stockholder’s pro rata share of 5,000,000 shares (“Closing Payment Shares”) of the Company’s Common Stock, including: (x) 1,696,668 shares of Foxx’s $0.0001 par value common stock were issued to Old Foxx’s convertible promissory notes holders in connection with the Business Combination (see Note 14); (y) 1,000,000 outstanding shares of Old Foxx common stock issued to existing Old Foxx stockholders (other than holders of the convertible notes) were cancelled in exchange for the right by the Old Foxx stockholders to receive a pro rata share of 3,303,333 shares of the Company’s Common Stock at the exchange ratio of 3.3033.

(iv)   4,200,000 shares (“Earnout Shares”) of the Company’s Common Stock were reserved for issuance to Old Foxx’s stockholders subject to the vesting schedule as follows:

in connection with the financial performance for the fiscal year ending June 30, 2024:

•        700,000 Earnout Shares would be issued to Old Foxx stockholders on a pro rata basis if and only if the Company’s audited consolidated financial statements for the fiscal year ending June 30, 2024 (“2024 Foxx Audited Financial Statements”), prepared in accordance with U.S. GAAP and filed with the SEC on Form 10-K by Company after Closing, reflect revenue of the Company for the fiscal year ending June 30, 2024 (the “2024 Foxx Revenue”) to be no less than $67,000,000 (including $67,000,000) and less than $84,000,000 (excluding $84,000,000);

•        1,400,000 Earnout Shares would be issued to Old Foxx stockholders on a pro rata basis if and only if the 2024 Foxx Revenue reflected in the 2024 Foxx Audited Financial Statements would be no less than $84,000,000 (including $100,000,000) and less than $100,000,000 (excluding $100,000,000);

•        2,100,000 Earnout Shares would be issued to Old Foxx stockholders on a pro rata basis if and only if the 2024 Foxx Revenue reflected in the 2024 Foxx Audited Financial Statements would be no less than $100,000,000 (including $100,000,000).

in connection with the financial performance for the fiscal year ending June 30, 2025:

•        700,000 Earnout Shares would be issued to Old Foxx stockholders on a pro rata basis if and only if the Company’s audited consolidated financial statements for the fiscal year ending June 30, 2025 (“2025 Foxx Audited Financial Statements”), prepared in accordance with U.S. GAAP and filed with the SEC on Form 10-K by the Company after Closing, reflect revenue of the Company for the fiscal year ending June 30, 2025 (the “2025 Foxx Revenue”) to be no less than $77,050,000 (including $77,050,000) and less than $96,600,000 (excluding $96,600,000);

•        1,400,000 Earnout Shares would be issued to Old Foxx stockholders on a pro rata basis if and only if the 2025 Foxx Revenue reflected in the 2025 Foxx Audited Financial Statements would be no less than $96,600,000 (including $96,600,000) and less than $115,000,000 (excluding $115,000,000);

•        2,100,000 Earnout Shares would be issued to Old Foxx stockholders on a pro rata basis if and only if the 2025 Foxx Revenue reflected in the 2025 Foxx Audited Financial Statements would be no less than $115,000,000 (including $115,000,000).

(v)    All issued and outstanding 12,156,423 ACAC warrants were converted on a one-for-one basis into warrants of the Company, including conversion from (x) 4,312,500 ACAC’s public warrants, (y) 5,240,000 ACAC’s private warrants, and (z) 2,603,923 ACAC’s working capital warrants.

The following table presents the number of the Company’s common stock issued and outstanding immediately following the Reverse Recapitalization (as defined below):

Common Stock
ACAC’s common stock outstanding prior to Reverse Recapitalization	3,971,634
Less: redemption of ACAC’s common stock	(1,744,663)
Common stock issued to underwriter	43,125
Conversion of Old Foxx’s common stock into Foxx’s common stock	3,303,333
Conversion of Old Foxx’s convertible promissory notes into Foxx’s common stock	1,696,668
Total common stock outstanding	7,270,097

Old Foxx was determined to be the accounting acquirer given Old Foxx effectively controlled the combined entity after the Business Combination. The transaction is accounted for as a reverse recapitalization (“Reverse Recapitalization”), which is equivalent to the issuance of common stock by Old Foxx for the net monetary assets of ACAC, accompanied by a recapitalization. Old Foxx is determined as the accounting acquirer and the historical financial statements of Old Foxx became the Company’s historical financial statements, with retrospective adjustments to give effect of the Reverse Recapitalization. The net assets of ACAC were recognized as of the closing date at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of Old Foxx and Old Foxx’s operations are the only ongoing operations of the Company.

In connection with the Reverse Recapitalization, the Company raised approximately $19.7 million of proceeds, presented as cash flows from financing activities, which included the contribution of approximately $21.6 million of funds held in ACAC’s trust account, approximately $0.3 million of cash held in ACAC’s operating cash account, and payments of approximately $2.2 million in transaction costs incurred by ACAC.

The following table reconcile the elements of the Reverse Recapitalization to the unaudited condensed consolidated statements of cash flows and the changes in shareholders’ deficit:

September 26, 2024
Funds held in ACAC’s trust account	$21,627,541
Funds held in ACAC’s operating cash account	298,643
Less: payments of transaction costs incurred by ACAC	(2,215,896)
Proceeds from the Reverse Recapitalization	19,710,288
Less: non-cash net deficit assumed from ACAC	(21,810,926)
Net distributions from issuance of Common Stock upon the Reverse Recapitalization	$(2,100,638)

The shares and corresponding capital amounts and all per share data related to Old Foxx’s outstanding common stock prior to the Reverse Recapitalization have been retroactively adjusted using the Exchange Ratio of 3.3033.